Segment Reporting and Business Concentrations (Tables)	12 Months Ended
Dec. 31, 2016
Segment Reporting [Abstract]
Revenues and Long-Lived Assets by Geographic Region
Revenues and long-lived assets by geographic region were as follows (in thousands):

	United States	Canada	Total
As of and for the
Year ended December 31, 2016
Revenue from external customers	$700,471	$57,436	$757,907
Property and equipment, net	62,781	845	63,626
Year ended December 31, 2015
Revenue from external customers	$602,418	$51,303	$653,721
Property and equipment, net	55,103	171	55,274
Year ended December 31, 2014
Revenue from external customers	$529,521	$34,156	$563,677
Property and equipment, net	62,368	422	62,790